CONCENTRATION OF CREDIT RISK (Tables)	12 Months Ended
Dec. 31, 2021
Revenues
Concentration Risk [Line Items]
Schedules of concentration of customers

	Years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Customer A	1,564,436	2,214,262	951,328
Customer B	403,287	794,685	1,387,685

Accounts receivable
Concentration Risk [Line Items]
Schedules of concentration of customers

	As of December 31,
	2020	2021
	RMB	RMB
Customer C	*	80,101
Customer D	*	45,689
Customer E	107,153	*
Customer F	48,172	*
Customer G	45,525	*
* Less than 10%